Properties. Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Schedule of properties. plant and equipment

	Plant	Machinery	Office equipment	Motor vehicles	Furniture and fixtures	Leasehold improvements-factories and offices	Leasehold improvements-shops	Total

COST
At January 1, 2017	28,531,542	859,166	134,701	122,328	145,973	843,767	253,154	30,890,631
Additions	965,792	15,893	-	-	-	-	-	981,685
Disposals	-	-	(12,490)	(43,215)	(1,836)	-	-	(57,541)
Translation adjustment	1,758,824	52,963	8,304	7,541	8,999	52,014	15,606	1,904,251
At December 31, 2017	31,256,158	928,022	130,515	86,654	153,136	895,781	268,760	33,719,026
Additions	-	1,767	11,544	-	8,014	-	-	21,325
Disposals	-	(4,103)	-	-	-	-	-	(4,103)
Translation adjustment	(1,498,321)	(44,486)	(6,257)	(4,154)	(7,342)	(42,941)	(12,884)	(1,616,385)
At December 31, 2018	29,757,837	881,200	135,802	82,500	153,808	852,840	255,876	32,119,863

DEPRECIATION AND IMPAIRMENT
At January 1, 2017	(2,406,532)	(700,123)	(89,920)	(109,891)	(136,626)	(435,636)	(253,154)	(4,131,882)
Provided for the year	(1,377,553)	(48,120)	(14,495)	(174)	(3,202)	(114,762)	-	(1,558,306)
Eliminated upon disposal of assets	-	-	10,071	38,891	1,432	-	-	50,394
Translation adjustment	(148,350)	(43,159)	(5,543)	(6,774)	(8,422)	(26,855)	(15,606)	(254,709)
At December 31, 2017	(3,932,435)	(791,402)	(99,887)	(77,948)	(146,818)	(577,253)	(268,760)	(5,894,503)
Provided for the year	(891,146)	(14,619)	(8,776)	(41)	(2,411)	(109,261)	-	(1,026,254)
Eliminated upon disposal of assets	-	3,693	-	-	-	-	-	3,693
Impairment	(13,311,557)	-	-	-	-	-	-	(13,311,557)
Translation adjustment	188,509	37,937	4,788	3,736	7,038	27,674	12,884	282,566
At December 31, 2018	(17,946,629)	(764,391)	(103,875)	(74,253)	(142,191)	(658,840)	(255,876)	(19,946,055)

CARRYING AMOUNT
At December 31, 2017	27,323,723	136,620	30,628	8,706	6,318	318,528	-	27,824,523
At December 31, 2018	11,811,208	116,809	31,927	8,247	11,617	194,000	-	12,173,808

Schedule of straight-line basis for all property, plant and equipment over estimated useful lives
	Useful life	Residual Value
Plant	20 years	10%
Machinery	5 years	10%
Office equipment	5 years	10%
Motor vehicles	5 years	10%
Furniture and fixtures	5 years	10%
Leasehold improvements-factories and offices	Shorter of estimated useful life of 5 years or lease term	10%
Leasehold improvements-shops	Shorter of estimated useful life of 5 years or lease term	Nil
Distributor shops' furniture and fixtures	1.5 years	Nil

Schedule of plant includes buildings owned by Anhui Kaixin built on the following land
Location	Description	Gross area (m2)
Jinxi Town, Longshan Road, Taihu City, Anhui Province, the PRC	Dormitory	8,573
Jinxi Town, Longshan Road, Taihu City, Anhui Province, the PRC	Factory	22,292

Schedule of carrying amount recognized assets carried under cost model
	As at December 31,
	2018	2017
Machinery	91,232	95,826
Motor Vehicles	33	35
Office Equipment	2,533	2,661
Furniture and fixtures	703	739
	94,502	99,260